TEMPELTON INSTITUTIONAL FUNDS,INC.
                      EMERGING FIXED INCOME MARKETS SERIES
                            FOR THE SIX MONTHS ENDED
                                  June 30, 1997

                            --------------------------------------------------
                            Principal Underwriter:

                             Franklin Templeton
                             Distributors, Inc.
                             700 Central Avenue
                             St. Petersburg
                             Florida 33701-3628

                             Account Services
                             1-800-354-9191

                             Sales Information
                             1-800-292-9293

                            This report must be preceded or accompanied by the prospectus of the Templeton Institutional Funds, Inc. Like any investment in securities, the value of The Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the investment manager which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
                            --------------------------------------------------

June 30, 1997

Dear Shareholder....

It's a pleasure to bring you the Templeton Institutional Funds, Inc. (TIFI) Emerging Fixed Income Markets Series semi-annual report for the period ended June 30, 1997.

The Fund's objective is high total return, consisting of current income and capital appreciation, by investing primarily in a portfolio of debt obligations of companies, governments and government-related entities in emerging market countries. In selecting investments for the Fund, which is a non-diversified portfolio, the Investment Manager draws on its experience in global investing is seeking to identify those markets and issuers around the world which are anticipated to provide the opportunity for high current income and capital appreciation.

Of course, it should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political and other factors in the countries where the Fund is invested. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. These special risks and other considerations are discussed in the Fund's prospectus.

If you have any questions regarding the Fund, we welcome the opportunity to answer them. We appreciat your support and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/NEIL S. DEVLIN

Neil S. Devlin, CFA
Chief Investment Officer & Executive Vice President
Templeton Global Bond Managers


/s/ RONALD A. JOHNSON
Ronald A. Johnson, Ph.D.
Vice President
Templeton Global Bond Managers


/s/UMRAN DEMIORORS
Umran Demirors, Ph.D.
Vice President
Templeton Global Bond Managers


5 Largest Positions on 6/30/97*                       % of Total Net Assets

United Mexican States, A, 6.25%, 12/31/19                    23.2%
Republic of Venezuela, A, 6.75%, 3/31/20                      9.8%
Republic of Venezuela, 9.125%, 6/18/07                        7.5%
Republic of Argentina , 8.75%, 5/9/02                         5.0%
Government of Brazil, 10.125%, 5/15/27                        4.8%


* The Fund is actively managed and therefore the information presented in this report is subject to change at any time.

ZT453 SA 6/97

(boxed info)

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

      ARE NOT FDIC INSURED

      ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY FINANCIAL INSTITUTION;

      ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

Investing in developing markets involves special considerations, which may include risks related to market and currency volatility, adverse social and political developments, and the relatively small size and lesser liquidity of these markets. These special risk considerations are discussed in the Fund's prospectus. The Fund is designed for the aggressive portion of well-diversified portfolio.

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
Financial Highlights
-------------------------------------------------------------------------------

Per share operating performance
(For a share outstanding throughout the period)

                                                                June 4, 1997
                                                              (commencement of
                                                               operations) to
                                                               June 30, 1997
                                                                (unaudited)
                                                             ------------------

Net asset value, beginning of period                              $10.00
                                                             ------------------
Income from investment operations:
     Net investment income                                          0.04
     Net realized and unrealized  loss                             (0.03)
                                                             ------------------
Total from investment operations                                    0.01
                                                             ------------------
Change in net asset value                                           0.01
                                                             ------------------
Net asset value, end of period                                    $10.01
                                                             ==================

Total Return *                                                     0.10%

Ratios/supplemental data
Net assets, end of period (000)                                   $2,002
Ratio of expenses to average net assets                             7.96%**
Ratio of expenses, net of fee waiver,
     to average net assets                                          1.25%**
Ratio of net investment income to average
     net assets                                                     6.00%**
Portfolio turnover rate                                            95.77%

 *  Not annualized in periods of less than one year.
**  Annualized.

                                See Notes to Financial Statements.

 TEMPLETON INSTITUTIONAL FUNDS, INC.
 EMERGING FIXED INCOME MARKET SERIES
------------------------------------------------------------------------------
Investment Portfolio, June 30, 1997 (unaudited)


                                                            Principal
Country      Issue                                          Amount               Value

-----------------------------------------------------------------------------------------------
BOND-GOVERNMENT & GOVERNMENT AGENCIES: 59.0%
-----------------------------------------------------------------------------------------------
Argentina
  Republic of Argentina, 8.75%, 5/9/02                        100,000      $    100,050
-----------------------------------------------------------------------------------------------
Brazil
  Government of Brazil, 10.125%, 5/15/27                      100,000            96,375
-----------------------------------------------------------------------------------------------
Mexico
  United Mexican States, A, 6.25%, 12/31/19                   600,000           464,250
-----------------------------------------------------------------------------------------------
Peru
  Republic of Peru, 3.25%, 3/7/17, FRN                        150,000            90,000
-----------------------------------------------------------------------------------------------
Russia
  Russia Federation, 12/29/49                                 125,000            83,438
-----------------------------------------------------------------------------------------------
Venezuela
  Republic of Venezuela, 9.125%, 6/18/07, 144A                150,000           150,563
  Republic of Venezuela, A, 6.75%, 3/31/20                    250,000           196,874
-----------------------------------------------------------------------------------------------
                                                                                347,437
                                                                           --------------------
Total Long Term Investments (Cost $1,189,457)                                 1,181,550
-----------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 7.8% (cost $156,763)
-----------------------------------------------------------------------------------------------
   Federal Home Loan Mortgage Corp., 5.45%, 7/11/97          157,000            156,739
-----------------------------------------------------------------------------------------------
Total Investments:  66.8% (cost $1,346,220)                                   1,338,289
Other Assets, less liabilities: 33.2%                                           663,635
                                                                           ====================
Total Net Assets: 100.0%                                                   $  2,001,924
                                                                           ====================



                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
Financial Statements
------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 1997 (unaudited)

Assets:
       Investments in securities, at value
             (identified cost $1,346,220)                      $1,338,289
       Cash                                                           281
       Receivables:
              Investment securities sold                          807,023
              Dividends and interest                               17,685
              From affiliates                                       9,609
                                                          ------------------
                Total assets                                    2,172,887
                                                          ------------------
Liabilities:
       Payables for investment securities purchased              159,563
       Accrued expenses                                           11,400
                                                          ------------------
                Total liabilities                                170,963
                                                          ------------------
Net assets, at value                                          $2,001,924
                                                          ==================

Net assets consist of:
       Undistributed net investment income                        8,593
       Net unrealized depreciation                              ($7,931)
       Undistributed net realized gain                            1,262
       Net capital paid in on shares of
             capital stock                                    2,000,000
                                                         ------------------
Net assets, at value                                         $2,001,924
                                                         ==================
Shares outstanding                                              200,000
                                                         ==================
Net asset value per share
       ($2,001,924 / 200,000 shares outstanding)                $10.01
                                                         ==================




                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
Financial Statements (cont.)
-------------------------------------------------------------------------------

Statement of Operations
for the period June 4, 1997 through June 30, 1997(unaudited)


Investment income:
     Dividends                                      $1,030
     Interest                                        9,354
                                                  --------
          Total income                                               $10,384
Expenses:
     Management fees (Note 3)                        1,002
     Administrative fees (Note 3)                      123
     Custodian fees                                    125
     Reports to shareholders                            50
     Audit fees                                      2,000
     Registration and filing fees                    7,850
     Directors' fees and expenses                       50
     Legal  fees (Note 3)                              100
     Transfer agent                                     50
     Other                                              50
                                                   -------
          Total expenses                            11,400
     Less expenses waived (Note 3)                  (9,609)
                                                 ---------
          Total expenses less fees waived                              1,791
                                                                  ----------
              Net investment income                                    8,593

Realized and unrealized gain (loss):
     Net realized gain on investment                1,262
     Net unrealized depreciation on investments    (7,931)
                                                 ---------
          Net realized and unrealized loss                            (6,669)
                                                                  -----------

Net increase in net assets resulting from operations                  $1,924
                                                                  ===========


                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
Financial Statements (cont.)
-------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                         Period from
                                                         June 4, 1997
                                                       (commencement
                                                       of operations to
                                                         June 30, 1997
                                                         (unaudited)
                                                  ------------------------
Increase (decrease) in net assets:
     Operations:
        Net investment income                               $8,593
        Net realized gain on investments                     1,262
        Net unrealized depreciation                         (7,931)
                                                 -------------------------
          Net increase in net assets
          resulting from operations                          1,924

     Capital share transactions (Note 2)                 2,000,000
                                                 -------------------------
              Net increase in net assets                 2,001,924

Net assets:
     Beginning of period                                         -
                                                 -------------------------
     End of period                                      $2,001,924
                                                 =========================







                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME  MARKETS SERIES

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Emerging Fixed Income Markets Series (the Fund) is a separate, non-diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks high total return, by investing primarily in a portfolio of debt obligations of companies, governments and government related entities in emerging market countries. The following summarizes the Fund's significant accounting policies.

A. SECURITY  VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

D. UNAMORTIZED ORGANIZATION COSTS

Organization costs are amortized on a straight line basis over five years.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

F.  ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 2.  CAPITAL STOCK

At June 30, 1997, there were 700 million shares authorized ($0.01 par value) of which 70 million shares have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                      FOR THE PERIOD
                                   JUNE 4, 1997 THROUGH
                                        JUNE 30, 1997
                                  SHARES              AMOUNT
                          ------------------    ----------------
Shares sold                     200,000            $2,000,000
                          ===================    ==============
Net increase                    200,000            $2,000,000
                           ===================   ==============

Templeton Global Investors, Inc., a subsidairy of Frankin Resources, is the record owner of 100% of the outstanding Fund shares as of June 30, 1997.


3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FTSI) Franklin Templeton Distributors, Inc. (FTD), and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FTSI based on the Company's aggregate average net assets as follows: 0.15% per annum on the first $200 million, 0.135% of the next $500 million, 0.10% of the next $500 million and 0.075% in excess of $1.2 billion. TICI and FTSI has agreed in advance to limit total expenses of the Fund to an annual rate of 1.25% of average net assets through May 1, 1998.

During the period ended June 30, 1997, legal fees of $100 were paid to a law firm in which an officer of the Company is a partner.

4.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1997, aggregated $2,319,166 and $1,131,586, respectively.

5.  INCOME TAXES

The cost of securities for federal income tax purposes is the same as that shown in the investment portfolio. At June 30, 1997, the net unrealized appreciation and depreciation based on the cost of investments for income tax purposes was as follows:

                   Unrealized appreciation           $     2,863
                   Unrealized depreciation               (10,794)
                                                     ====================
                   Net unrealized depreciation          ($ 7,931)
                                                     ====================